Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to ordinary shareholders of Mynd.ai, Inc., basic	$ (20,150)	$ (28,892)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc., diluted	$ (20,150)	$ (28,892)
Denominator:
Weighted average shares outstanding used in calculating net loss per share - basic (in shares)	469,301,078	456,872,902
Weighted average shares outstanding used in calculating net loss per share - diluted (in shares)	469,301,078	456,872,902
Basic and diluted per share:
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	$ (0.04)	$ (0.06)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.04)	$ (0.06)